GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other intangible assets
Indefinite-lived intangible assets, excluding goodwill	¥ 0	¥ 0
Intangible assets excluding capitalized computer software costs
Other intangible assets
Intangible assets acquired	401,055
Gross carrying amount	476,608	15,250
Accumulated amortization	¥ 31,683	2,087
Weighted average amortization period	10 years
Amortization expense	¥ 28,491	1,008
Estimated aggregate amortization expense for each of the next five years
2016	49,761
2017	46,291
2018	35,634
2019	29,792
2020	29,792
Customer relationships
Other intangible assets
Intangible assets acquired	334,970
Gross carrying amount	387,909
Accumulated amortization	¥ 15,085
Weighted average amortization period	15 years
Licenses
Other intangible assets
Intangible assets acquired	¥ 36,320
Gross carrying amount	42,060
Accumulated amortization	¥ 8,178
Weighted average amortization period	3 years
Trademarks
Other intangible assets
Intangible assets acquired	¥ 10,273
Gross carrying amount	28,326	10,383
Accumulated amortization	¥ 6,075	1,297
Weighted average amortization period	3 years
Other
Other intangible assets
Gross carrying amount	¥ 18,313	4,867
Accumulated amortization	2,345	¥ 790
TechLaw
Other intangible assets
Intangible assets acquired	¥ 384,626